Intangible Assets, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Intangible Assets [Line Items]
Original amounts	$ 479,463	$ 432,903
Accumulated amortization	314,183	282,597
INTANGIBLE ASSETS, NET	165,280	150,306
Capitalized Software costs [Member]
Intangible Assets [Line Items]
Original amounts	213,221	195,500
Accumulated amortization	168,315	148,299
Customer related Intangible Assets [Member]
Intangible Assets [Line Items]
Original amounts	179,023	138,733
Accumulated amortization	98,543	78,470
Acquired technology [Member]
Intangible Assets [Line Items]
Original amounts	74,456	86,430
Accumulated amortization	35,653	4,537
Backlog and non-compete agreement [Member]
Intangible Assets [Line Items]
Original amounts	6,850	6,789
Accumulated amortization	6,675	6,105
Other intangibles [Member]
Intangible Assets [Line Items]
Original amounts	4,524	4,171
Accumulated amortization	4,243	3,779
Patent [Member]
Intangible Assets [Line Items]
Original amounts	1,389	1,280
Accumulated amortization	$ 754	$ 566